Segment information - Segment equity and liabilities - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Current financial liabilities related to Orange Bank activities	€ 4,279	€ 4,835	€ 4,941
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current financial liabilities	101	90	100
Current financial liabilities related to Orange Bank activities	€ 4,280	€ 4,835	€ 4,941